Exhibit 4. Quantitative information of concession services contracts (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	$ 8,008,595	$ 9,571,723
Asset concession, contractual asset	24,767,500	21,969,034
Asset concession, financial assets	10,525,998	10,692,402
Total concessions, asset	43,302,093	42,233,159
Revenue, intangible asset	2,261,318	2,260,024
Revenue, contractual asset	5,883,501	4,960,510
Revenue, financial asset	3,273,624	2,963,302
Total concessions, revenue	11,418,443	10,183,836
Peru
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	7,968,352	9,522,629
Revenue, intangible asset	2,190,322	2,195,266
Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	108,243	192,583
Revenue, financial asset	917,329	1,026,847
Colombia
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	2,103,684	2,168,476
Revenue, financial asset	368,091	262,890
Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	7,962,751	8,277,738
Revenue, financial asset	1,754,176	1,624,053
Panama
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	351,320	53,605
Revenue, financial asset	234,028	49,512
Electric power | Consorcio Transmantaro S.A. | Peru
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	6,195,665	7,333,984
Revenue, intangible asset	1,215,407	1,252,084
Electric power | Red de Energia del Peru S.A. - ISA REP | Peru
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	1,153,416	1,448,924
Revenue, intangible asset	836,528	811,312
Electric power | ISA Peru S.A. | Peru
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	619,271	739,721
Revenue, intangible asset	138,387	131,870
Electric power | ISA Bolivia | Bolivia
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets	40,243	48,429
Revenue, intangible asset	33,741	30,981
Electric power | Inteia S. A. S. (antes Sistemas Inteligentes de Red S. A. S.) | Colombia
Exhibit 4. Quantitative information of concession services contracts
Asset concessions, intangible assets		665
Revenue, intangible asset	37,255	33,777
Electric power | ISA Energia Brasil S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	19,225,760	16,785,220
Asset concession, financial assets	65,094	143,786
Revenue, contractual asset	4,863,726	3,840,524
Revenue, financial asset	827,237	940,992
Electric power | Interligacao Eletrica Aguapei S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	546,798	551,546
Asset concession, financial assets	3,213	5,482
Revenue, contractual asset	61,838	70,757
Revenue, financial asset	13,035	12,099
Electric power | Interligacao Eletrica Itaquere S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	463,987	471,989
Asset concession, financial assets	2,987	3,918
Revenue, contractual asset	52,030	54,788
Revenue, financial asset	7,254	3,213
Electric power | Interligacao Eletrica Itaunas S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	447,335	451,017
Asset concession, financial assets	3,231	2,266
Revenue, contractual asset	56,716	70,667
Revenue, financial asset	4,751	4,784
Electric power | Interligacao Eletrica Biguacu S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	376,117	382,111
Asset concession, financial assets	2,395	3,547
Revenue, contractual asset	40,000	40,240
Revenue, financial asset	10,447	10,629
Electric power | Interligacao Eletrica Norte E Nordeste S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	373,371	385,827
Asset concession, financial assets	2,630	6,596
Revenue, contractual asset	47,797	51,461
Revenue, financial asset	1,351	3,093
Electric power | Interligacao Eletrica Jaguar 9 S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	418,108	414,858
Asset concession, financial assets	3,242	8,496
Revenue, contractual asset	57,994	84,657
Revenue, financial asset	6,837	12,549
Electric power | Interligacao Eletrica Serra do Japi S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	337,627	346,684
Asset concession, financial assets	5,257	3,310
Revenue, contractual asset	39,679	49,773
Revenue, financial asset	9,119	6,943
Electric power | Interligacao Eletrica de Minas Gerais S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	446,370	435,705
Asset concession, financial assets	3,701	3,531
Revenue, contractual asset	64,067	68,798
Revenue, financial asset	8,031	6,002
Electric power | Interligacao Eletrica Tibagi S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	271,197	230,114
Asset concession, financial assets	2,326	822
Revenue, contractual asset	71,706	50,635
Revenue, financial asset	3,411	6,434
Electric power | Interligacao Eletrica Jaguar 6 S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	154,014	166,781
Asset concession, financial assets	1,371	2,574
Revenue, contractual asset	12,240	20,804
Revenue, financial asset	3,770	3,189
Electric power | Interligacao Eletrica Evrecy S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	426,643	441,438
Asset concession, financial assets	3,238	3,695
Revenue, contractual asset	43,563	194,823
Revenue, financial asset	7,739	5,580
Electric power | Interligacao Eletrica Sul S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	172,208	178,033
Asset concession, financial assets	974	1,699
Revenue, contractual asset	18,439	25,249
Revenue, financial asset	2,035	2,661
Electric power | Interligacao Eletrica Itapura S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	151,059	154,087
Asset concession, financial assets	1,258	1,504
Revenue, contractual asset	15,156	30,845
Revenue, financial asset	6,458	6,197
Electric power | Interligacao Eletrica Jaguar 8 S.A | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	203,622	110,630
Asset concession, financial assets	1,041	1,103
Revenue, contractual asset	108,197	20,489
Revenue, financial asset	2,012	1,769
Electric power | Interligacao Eletrica Riacho Grande S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	707,650	416,559
Asset concession, financial assets	5,946
Revenue, contractual asset	324,386	279,824
Revenue, financial asset	2,803
Electric power | Interligacao Eletrica Pinheiros S.A. | Brazil
Exhibit 4. Quantitative information of concession services contracts
Asset concession, contractual asset	45,634	46,435
Asset concession, financial assets	339	254
Revenue, contractual asset	5,967	6,176
Revenue, financial asset	1,039	713
Roads | Ruta del Maipo Sociedad Concesionaria S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	6,312,424	6,412,889
Revenue, financial asset	1,218,232	877,003
Roads | Ruta del Loa Sociedad Concesionaria S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	1,543,347	1,537,355
Revenue, financial asset	190,050	323,645
Roads | Ruta de la Araucania Sociedad Concesionaria S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	14,957	224,489
Revenue, financial asset	154,513	191,956
Roads | Ruta de los Rios Sociedad Concesionaria S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	42,051	79,482
Revenue, financial asset	163,852	208,587
Roads | Ruta Orbital Sur Sociedad Concesionaria S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	48,810	23,523
Revenue, financial asset	27,314	22,862
Roads | Intervial Chile S.A. | Chile
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	1,162
Revenue, financial asset	215
Roads | Concesion Costera-Cartagena-Barranquilla S.A.S.-Ruta Costera | Colombia
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	2,103,684	2,168,476
Revenue, financial asset	368,091	262,890
Roads | Ruta del Este Sociedad Concessionaria S.A. | Panama
Exhibit 4. Quantitative information of concession services contracts
Asset concession, financial assets	351,320	53,605
Revenue, financial asset	$ 234,028	$ 49,512